SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	Issued and outstanding
	December 31,
	2022	2021
	(In thousands of US$)
Ordinary shares of $0.01 each	—	4
Series A shares of $0.01 each	—	156
Series B shares of $0.01 each	—	44
Series C shares of $0.01 each	—	32
Ordinary shares of $0.005064 each (after Redesignation and Subdivision)	488	—
	488	236